Incorporation and principal activities - Combined financial statements of Logflex MT Holding Ltd together with its subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sendross Group
Nature of operations
Percentage ownership held	100.00%
Abraserve Ltd
Nature of operations
Percentage ownership held	100.00%	100.00%
Iflex Ltd
Nature of operations
Percentage ownership held	100.00%	100.00%
Logflex MT Ltd
Nature of operations
Percentage ownership held	100.00%	100.00%
Afriflex Ltd
Nature of operations
Percentage ownership held	100.00%	100.00%
Novigroup Ltd
Nature of operations
Percentage ownership held	100.00%	100.00%
Gamart Ltd
Nature of operations
Percentage ownership held	100.00%	100.00%
Novibet USA Inc.
Nature of operations
Percentage ownership held	100.00%
Opixa Ltd
Nature of operations
Percentage ownership held	100.00%
Orivus Ltd
Nature of operations
Percentage ownership held	100.00%	100.00%
Dicapl LP
Nature of operations
Percentage ownership held	99.00%